Other income and expenses	12 Months Ended
Dec. 31, 2022
Other income and expenses
Other Income And Expenses

7. Other income and expenses

7.1. Other operating income

	2022		2021		2020
	ARS 000		ARS 000		ARS 000

Interest earned from customers	6,652,029	(1)	7,033,279	(1)	9,136,975	(1)
Foreign exchange difference, net	27,321,040	(2)	13,401,746	(2)	32,202,239	(2)
Insurance recovery	1,340,565		-		-
Recovery related to discount of tax credits	262,851		461,132		-
Income from sale of property, plant and equipment	19,895		204,872		-
Net recovery related to the provision for lawsuits and claims	61,722		-		-
Net recovery related to the allowance for doubtful accounts	556		-		-
Others	254,851		168,557		113,748
	35,913,509		21,269,586		41,452,962

(1)

Includes 1,773 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2020. It also includes 3,332,318, 3,557,446 and 4,731,187 related to CVO receivables for the years ended December 31, 2022, 2021 and 2020, respectively.

(2)

Includes 59,768 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2020. It also includes 25,044,457 and 13,756,448 and 29,950,182 related to CVO receivables for the years ended December 31, 2022, 2021 and 2020.

7.2. Other operating expenses

	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Impairment of material and spare parts	(512,183)	(80,557)	(126,240)
Net charge related to the provision for lawsuits and claims	-	(109,905)	(24,620)
Net charge related to the allowance for doubtful accounts	-	(1,383)	(7,227)
Trade and tax interests	-	(1,216,353)	(1,097,073)
Charge related to discount of tax credits	-	-	(88,777)
Others	(89,968)	(165,020)	-
	(602,151)	(1,573,218)	(1,343,937)

7.3. Finance income

	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Interest earned	551,847	75,701	378,375
Net income on financial assets at fair value through profit or loss (1)	22,468,050	2,705,880	14,792,662
Interest rate swap income	2,518,304	1,002,563	-
	25,538,201	3,784,144	15,171,037

(1)	Net of 112,580, 45,210 and 71,522 corresponding to turnover tax for the years ended December 31, 2022, 2021 and 2020, respectively.

7.4. Finance expenses

	2022	2021	2020
	ARS 000	ARS 000	ARS 000

Interest on loans	(6,309,590)	(9,176,939)	(10,711,550)
Foreign exchange differences	(36,340,863)	(24,082,386)	(50,921,022)
Bank commissions for loans and others	(802,383)	(1,442,334)	(1,526,216)
Others	(249)	(1,146)	(2,400,149)
	(43,453,085)	(34,702,805)	(65,558,937)